Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Summary of Key Management Personnel Compensation, Including Directors	Key management personnel compensation, including directors, was as follows:

	Year ended December 31,
	2024	2023
Salaries and other benefits	25	23
Share-based payments	19	17
Total compensation	44	40